CAPITAL (Tables)	12 Months Ended
Dec. 31, 2017
Banking and Thrift [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]

	Actual		Minimum capital required - Basel III current period		Required to be considered well capitalized - current period		Minimum capital required - Basel III fully phased-in
(Dollars in thousands)	Capital amount	Ratio	Capital amount	Ratio	Capital amount	Ratio	Capital amount	Ratio
December 31, 2017
Common equity tier 1 capital to risk-weighted assets
Consolidated	$755,735	10.63%	$408,746	5.750%	N/A	N/A	$497,604	7.00%
First Financial Bank	794,251	11.21%	407,220	5.750%	$460,336	6.50%	495,746	7.00%

Tier 1 capital to risk-weighted assets
Consolidated	755,839	10.63%	515,376	7.250%	N/A	N/A	604,233	8.50%
First Financial Bank	794,355	11.22%	513,452	7.250%	$566,567	8.00%	601,978	8.50%

Total capital to risk-weighted assets
Consolidated	929,148	13.07%	657,548	9.250%	N/A	N/A	746,406	10.50%
First Financial Bank	856,363	12.09%	655,093	9.250%	708,209	10.00%	743,619	10.50%

Leverage
Consolidated	755,839	8.84%	342,198	4.00%	N/A	N/A	342,198	4.00%
First Financial Bank	794,355	9.29%	342,113	4.00%	427,642	5.00%	342,113	4.00%

	Actual		Minimum capital required - Basel III current period		Required to be considered well capitalized - current period		Minimum capital required - Basel III fully phased-in
(Dollars in thousands)	Capital amount	Ratio	Capital amount	Ratio	Capital amount	Ratio	Capital amount	Ratio
December 31, 2016
Common equity tier 1 capital to risk-weighted assets
Consolidated	$703,891	10.46%	$344,848	5.125%	N/A	N/A	$471,012	7.00%
First Financial Bank	747,151	11.13%	344,038	5.125%	$436,341	6.50%	469,906	7.00%

Tier 1 capital to risk-weighted assets
Consolidated	703,995	10.46%	445,779	6.625%	N/A	N/A	571,943	8.50%
First Financial Bank	747,255	11.13%	444,732	6.625%	537,035	8.00%	570,600	8.50%

Total capital to risk-weighted assets
Consolidated	881,158	13.10%	580,354	8.625%	N/A	N/A	706,517	10.50%
First Financial Bank	813,433	12.12%	578,991	8.625%	671,294	10.00%	704,859	10.50%

Leverage
Consolidated	703,995	8.60%	327,562	4.00%	N/A	N/A	327,562	4.00%
First Financial Bank	747,255	9.13%	327,392	4.00%	409,240	5.00%	327,392	4.00%